Fair value measurements	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair value measurements

Note 7 – Fair value measurements

Fair value hierarchy Levels 1 to 3 are based on the degree to which the fair value is observable:

Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3 fair value measurement are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company has assessed that the fair value of cash, trade and other receivables, digital assets, and trade and other payables approximate their carrying amounts largely due to the short-term maturities of these instruments.

The carrying amount of the Company’s borrowings are considered to be the same as their fair values, as the terms of the Company’s borrowings are considered to be consistent with the commercial terms prevalent for similar loans. The Company has classified its derivative liability as a Level 3 financial instrument due to the use of unobservable inputs in its valuation.

The Company has no financial instruments classified as Level 2.

Financial risk management

The Company’s activities expose it to a variety of financial risks: credit risk, liquidity risk and market risk (primarily interest rate risk). Risk management is carried out by the Company by identifying and evaluating the financial risks inherent within its operations. The Company’s overall risk management activities seek to minimize potential adverse effects on the Company’s financial performance.

Liquidity risk

The Company is exposed to liquidity risk related to its financial liabilities, including trade payables, short-term borrowings, and convertible debt. Management monitors liquidity through cash flow forecasts and maintains access to credit facilities.

The following table summarizes the contractual maturities of the Company’s financial liabilities (including principal and interest) on an undiscounted basis:

	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Convertible debentures	21,000	—	—	—	—	21,000
Trade and other payables	1,247	—	—	—	—	1,247
Total	$22,247	$—	$—	$—	$—	$22,247

As of December 31, 2025 and September 30, 2025, the Company has no financial instruments requiring fair value measurement disclosures that differ from their carrying amounts; accordingly.

Note 9 – Fair value measurements

Fair value hierarchy Levels 1 to 3 are based on the degree to which the fair value is observable:

Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3 fair value measurement are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company has assessed that the fair value of cash, trade and other receivables, and trade and other payables approximate their carrying amounts largely due to the short-term maturities of these instruments.

The carrying amount of the Company’s borrowings are considered to be the same as their fair values, as the terms of the Company’s borrowings are considered to be consistent with the commercial terms prevalent for similar loans. The Company has classified its derivative liability as a Level 3 financial instrument due to the use of unobservable inputs in its valuation.

The Company has no financial instruments classified as Level 2.

Financial risk management

The Company’s activities expose it to a variety of financial risks: credit risk, liquidity risk and market risk (primarily interest rate risk). Risk management is carried out by the Company by identifying and evaluating the financial risks inherent within its operations. The Company’s overall risk management activities seek to minimize potential adverse effects on the Company’s financial performance.

Liquidity risk

The Company is exposed to liquidity risk related to its financial liabilities, including trade payables, short-term borrowings, and convertible debt. Management monitors liquidity through cash flow forecasts and maintains access to credit facilities.

The following table summarizes the contractual maturities of the Company’s financial liabilities (including principal and interest) on an undiscounted basis:

September 30, 2025

	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Convertible debentures	—	10,404	—	—	—	10,404
Trade and other payables	2,147	—	—	—	—	2,147
Total	$2,147	$10,404	$—	$—	$—	$12,551

As of September 30, 2025, the Company has no financial instruments requiring fair value measurement disclosures that differ from their carrying amounts; accordingly.